Commitments	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Commitments
31.	Commitments

(a)	Short-term lease commitments
Short-term lease
commitments-as
lessee
The future aggregate minimum lease payments under short-term leases exempted to be recognized as lease liabilities are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Within one year	5,645	3,530	4,618

Total	5,645	3,530	4,618